COMMITMENTS AND CONTINGENCIES (Details Narrative)																		3 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($) ft²	Dec. 13, 2023 USD ($) $ / shares shares	Feb. 16, 2023 shares	Feb. 15, 2022 USD ($) shares	Apr. 16, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($)	May 08, 2006 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($) m²	Aug. 08, 2019 $ / shares shares	May 09, 2019 USD ($) m²	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares shares
Loss Contingencies [Line Items]
Annual salary																		$ 178,718	$ 171,624		$ 797,406		$ 779,742
Accrued salary balance																		$ 3,601,627			$ 3,511,776		$ 3,077,393
Share-based compensation payment award, cancelled | shares																		2,000,000
Share-based compensation payment award, options, | shares
Share price | $ / shares																		$ 1			$ 1
Number of shares issued | shares			2,434,211	7,398,639
Payment for debt																		$ 15,000	$ 15,000		$ 60,000		$ 60,000
Stock issued during period, value				$ 443,918														20,000
Accrued Interest payable																		261,015									$ 31,657
Lessee, Operating Lease, Renewal Term	5 years					2 years
Area of land | ft²	700					5,000
Annual rent, year two	$ 7,284					$ 44,800												13,083			44,344										$ 42,000
Operating lease term, description	For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%
Annual rent, year one						$ 42,000												51,664			54,144										$ 39,200
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Renewal Term																												5 years		5 years
Area of land | m²																												6,000		4,560.57
Annual rent, year two																														$ 45,150
Lessee, Operating Lease, Term of Contract																												5 years
Annual rent, year one																												$ 8,645		$ 45,150
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																							$ 0.08
Five Year Options One [Member]
Loss Contingencies [Line Items]
Accrued salary balance																		2,308			1,154
Share-based compensation payment award, options, | shares		4,000,000
Share price | $ / shares		$ 0.04
Fair value of options		$ 108,000
Common stock warrants and options, description		Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term											5 years				5 years									5 years	5 years
Annual salary															$ 210,000						447,915			$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase															6.00%
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																										20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary							$ 20,000		$ 20,000
Annual cash compensation												$ 140,000	$ 120,000
Educational expenses													$ 11,000
Warrants term													3 years																5 years			3 years
Warrant to purchase common stock shares | shares												6,000,000	2,000,000																6,000,000			3,000,000
Warrant exercise price per share | $ / shares												$ 0.001	$ 0.001																$ 0.2299			$ 0.001
Warrants maturity date												May 20, 2026																				May 28, 2022
Warrants issued value																										$ 121,448
One-time bonus									$ 20,000
Payroll payment																		6,923			3,482		$ 3,728
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																					1,154		1,243
Annual cash compensation								$ 60,000
Warrants term								3 years
Warrant to purchase common stock shares | shares								2,000,000
Warrant exercise price per share | $ / shares								$ 0.2299
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term														20 years
License fee																	$ 10,000
License maintenance fee																	10,000
Annual research fee																	13,700
Number of shares issued | shares														2,200,000
Royalty percentage														2.00%
Termination agreement description														The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
License termination fee														$ 5,000
Payment for debt																		15,000			60,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares										4,025,652
Payment for debt										$ 265,244
Stock issued during period, value										$ 281,659
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Patent maintenance and prosecution related to license cost																	$ 10,000
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																$ 120,000
Outstanding balance																		65,292			65,292		$ 65,292
Accrued Interest payable																		490			1,960
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent					$ 42,000													2,508			2,508
Operating lease term, description						the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters.
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for rent																		44,800			44,800	$ 44,800
Operating Lease Agreements [Member] | October 1, 2023 through September 30, 2024 [Member]
Loss Contingencies [Line Items]
Payments for rent																		44,800		$ 44,800	44,800
Operating Lease Agreements [Member] | October 1, 2024 through September 30, 2025 [Member]
Loss Contingencies [Line Items]
Payments for rent																		$ 47,600			$ 47,600